INCOME TAXES	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
INCOME TAXES
INCOME TAXES

NOTE 14 - INCOME TAXES

The Company had an effective tax rate of 98% for the three months ended March 31, 2021 compared to effective tax rate of 50% for the three months ended March 31, 2020. The difference between the Company’s effective tax rate and the U.S. federal statutory rate was primarily the result of foreign income taxed at different rates.

NOTE 14 - INCOME TAXES

On December 22, 2017, the U.S. government enacted the Tax Cuts and Jobs Act (the “Tax Act”). The Tax Act includes significant changes to the U.S. corporate income tax system including: a federal corporate rate reduction from 35% to 21%; limitations on the deductibility of interest expense and executive compensation; creation of the base erosion anti-abuse tax (“BEAT”) and Global Intangible Low Taxed Income (“GILTI”) tax, a new minimum tax; and the transition of U.S. international taxation from a worldwide tax system to a modified territorial tax system. The change to a modified territorial tax system resulted in a one-time U.S. tax liability on those earnings which have not previously been repatriated to the U.S. (the “Transition Tax”), with future distributions not subject to U.S. federal income tax when repatriated. A majority of the provisions in the Tax Act are effective January 1, 2018.

The Company elected to account for Global Intangible Low-Taxed Income (“GILTI”) as a current-period expense when incurred. The Company’s GILTI for the year ended December 31, 2019 was $3,982. The Company did not record any expenses in relation to GILTI due to its net operating losses carry forwards and to the fact that its deferred taxes as of December 31, 2020, 2019 and 2018 were reduced by a valuation allowance.

The components of net loss before income taxes for each of the years ended December 31, 2020, 2019 and 2018 were as follows:

	Year Ended December 31,
	2020	2019	2018
Net gain (loss) before income taxes:
U.S. Domestic	$(37,758)	$(8,013)	$(13,075)
Foreign	22,475	12,178	8,975
	$(15,283)	$4,165	$(4,100)

NOTE 14 - INCOME TAXES (cont.)

The components of provision for income taxes for each of the years ended December 31, 2020, 2019 and 2018 were as follows:

	Year Ended December 31,
	2020	2019	2018
Current tax provision:
Federal	$—	$—	$—
State	367	147	200
Foreign	8,660	5,065	3,305
Deferred tax provision:
Federal	—	—	—
State	—	—	—
Foreign	(707)	(503)	(416)
	$8,320	$4,709	$3,089

The Company had an effective tax rate of (54%) for the year ended December 31, 2020 compared to effective tax rate of 113% for the year ended December 31, 2019 and (75%) for the year ended December 31, 2018.

A reconciliation of the statutory U.S. federal income tax rate of 21% in 2020, 2019 and 2018, respectively, to the actual tax rate is as follows:

	Year Ended December 31,
	2020	2019	2018
Tax computed at the statutory U.S. federal income tax rate	$(3,209)	$874	$(903)
State and local taxes	1,073	487	433
Valuation allowances	8,564	(324)	1,296
Share-based compensation	2,287	2,002	1,453
Differences in foreign tax rate	(822)	(45)	(12)
Uncertain tax positions	684	1,494	771
Other	(257)	221	51
	$8,320	$4,709	$3,089

NOTE 14 - INCOME TAXES (cont.)

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of long-term assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of the Company’s long-term deferred tax assets were as follows:

	Year Ended December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryforwards	$24,543	$4,922
Transaction loss provision	272	1,360
Property, equipment & software	31	32
Employee benefits	3,653	2,931
Gross deferred tax assets	28,499	9,245
Valuation allowance	(14,442)	(2,766)
Total deferred tax assets	14,057	6,479

Deferred tax liabilities:
Internal use software	10,373	3,516
Total deferred tax liabilities	10,373	3,516

Net deferred tax assets	$3,684	$2,963

The Company has classified the net deferred tax assets as long-term as a result of the expected reversal of the net asset. Deferred taxes as of December 31, 2020 were reduced by a valuation allowance relating to net operating losses and share-based compensation. In assessing the likelihood of realizing deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Based on the taxable loss in the United States, management believes it was more likely than not that the deferred tax assets will not be realized in the United States for the next few years. Management believes it was more likely than not that deferred tax assets will be realized for the Israel subsidiary.

Deferred taxes are determined utilizing the asset and liability method based on the estimated future tax effects of differences between the financial accounting and tax bases of assets and liabilities under the applicable tax laws. Valuation allowances are provided if, based upon the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. In the determination of the appropriate valuation allowances, the Company has considered the most recent projections of future business results and taxable income by jurisdiction. Actual results may vary in compare to current projections.

As of December 31, 2020, 2019 and 2018, the Company had net operating loss carry forwards for federal and state income tax purposes of approximately $59,000,  $24,500 and $22,900, respectively. These net operating losses can be utilized to reduce future taxable income, if any. The excess tax benefits from share-based compensation is $10,537.  Utilization of the net operating loss carryforwards may be subject to substantial annual limitations due to ownership change provisions of the Internal Revenue Code of 1986, as amended and similar state provisions. The annual limitation may result in the expiration of net operating loss carryforwards before utilization. The expiration date of the federal and state loss carryovers is from 2030 through 2039.

NOTE 14 - INCOME TAXES (cont.)

Provisions of ASC 740‑10 clarify whether to recognize assets or liabilities for tax positions taken that may be challenged by a tax authority. A reconciliation of the beginning and ending amount of unrecognized tax benefits, which is included in other long-term obligations on the Company’s consolidated balance sheets, is as follows:

Balance at January 1, 2019	$2,898
Decreases for tax positions in prior years	294
Increases for tax positions related to current year	1,787
Balance at December 31, 2019	$4,391

Balance at January 1, 2020	$4,391
Decreases for tax positions in prior years	(1,000)
Increases for tax positions related to current year	1,685
Balance at December 31, 2020	$5,076

The following table presents the change in the Company’s valuation allowance during the periods presented:

Balance at January 1, 2018	$1,564
Additions to valuation allowance	820
Deductions to valuation allowance	—
Balance at December 31, 2018	$2,384

Balance at January 1, 2019	$2,384
Additions to valuation allowance	382
Deductions to valuation allowance	—
Balance at December 31, 2019	$2,766

Balance at January 1, 2020	$2,766
Additions to valuation allowance	11,676
Deductions to valuation allowance	—
Balance at December 31, 2020	$14,442

All of the Company’s unrecognized tax benefits, if recognized in future periods, would impact the Company’s effective tax rate in such future periods. The Company recognizes both interest and penalties as part of the income tax provision. During the years ended December 31, 2020, 2019 and 2018, the Company did not incur any interest and penalties related to income taxes.

Tax years from 2017 and forward remain open to examinations by US federal and state authorities due to net operating loss carry forwards. The Company is currently not under examinations by the Internal Revenue Service. The Israeli subsidiary is under tax examination. The Company will comply with the requests to the extent required by law.

The Israeli subsidiary has a tax rate of 23% in 2020, 2019 and 2018, respectively.